Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of details of provisions

	Thousands of Euros
	31/12/2023	31/12/2022
Provisions for pensions and similar obligations (a)	100,159	94,071
Other provisions	16,766	15,992
Non-current provisions	116,925	110,063

Trade provisions	39,695	39,693
Other provisions	8,111	16,646

Current provisions	47,806	56,339

Schedule of movement in non current and current provisions

	Thousands of Euros
	Reference	31/12/2023	31/12/2022	31/12/2021
Opening balance		166,402	55,529	38,446

Business combinations	Note 3	0	138,476	32
Net charges		28,696	12,588	15,664
Net cancellations		(19,571)	(9,091)	(794)
Transfers		(9,550)	(33,575)	(673)
Translation differences		(1,246)	2,475	2,854

Closing balance		164,731	166,402	55,529

Schedule of components of net defined benefit liability, costs for the defined benefit plans and reconciliation of the net present value of the defined benefit obligation

	Thousands of Euros
	31/12/2023	31/12/2022
From pension plans	95,721	88,086
From similar obligations	15,195	14,607
Net present value of defined benefit obligations	110,916	102,693

For pension plans	8,738	7,033
For similar obligations	2,019	1,589
Fair value of plan assets	10,757	8,622

From pension plans	86,983	81,054
From similar obligations	13,176	13,017
Net defined benefit liability	100,159	94,071

	Thousands of Euros
	31/12/2023	31/12/2022
Current service cost	5,204	3,563
Net interest expenses	3,536	799
Total expenses recognised in profit and loss	8,740	4,362

Actuarial losses due to experience adjustments	(1,131)	1,294
Actuarial gains due to changes in financial assumptions	4,200	(35,302)
Actuarial gains from changes in demographic assumptions	0	(6)
Return on plan assets (excluding amounts included in net interest expense)	(227)	755
Revaluation recognised directly in other comprehensive income	2,842	(33,259)

Defined benefit costs	11,582	(28,897)

	Thousands of Euros
	31/12/2023	31/12/2022
Net present value of defined benefit obligation	102,693	132,543

Current service cost	5,136	5,441
Interest expense	3,536	849
Expenses recognised in the statement of profit and loss	8,672	6,290

Actuarial losses due to experience adjustments	(1,131)	1,294
Actuarial gains due to changes in financial assumptions	4,200	(35,302)
Actuarial gains from changes in demographic assumptions	0	(6)
Revaluation recognised directly in other comprehensive income	3,069	(34,014)

Pension benefits paid	(3,518)	(2,126)

Net present value of defined benefit obligations at 31 December	110,916	102,693

Schedule of reconciliation of the fair value of plan assets

	Thousands of Euros
	31/12/2023	31/12/2022
Fair value of plan assets	8,622	6,844

Interest income	95	50
Income recognised in the consolidated statement of income	95	50

Return on plan assets (excluding amounts included in net interest expenses)	(108)	(416)
Revaluations recognised directly in the statement of comprehensive income	(108)	(416)

Contribution by the employer	2,208	2,135
Payments from plan assets	(60)	9

Fair value of plan assets as of 31 December	10,757	8,622

Schedule of expected payment on current and pension obligations

	Thousands of Euros
	31/12/2023	31/12/2022
In the next 12 months	5,239	4,468
Between 2 and 5 years	22,369	21,629
Between 5 and 10 years	31,307	31,124
After 10 years	122,746	121,070
Total expected payments	181,661	178,291

Schedule of asset classes composing fair value of plan assets

	Thousands of Euros
	31/12/2023	31/12/2022
Cash and cash equivalents	102	187
Financial investment	2,750	1,000
Fund shares	7,905	7,435
Total expected payments	10,757	8,622

Schedule of actuarial assumptions used to calculate the pension plan provision

	31/12/2023	31/12/2022
Discount rate	3.4%	3.9%
Expected return on plan assets	1.7%	1.1%
Rate of increase for wages and salaries	3.4%	3.4%
Rate of interest for pensions	2.0%	2.2%
Employee turnover rate	3.0%	3.0%

Schedule of sensibility analysis of parameter change

	Thousands of Euros
		Impact on the
	Parameter change	pension obligation
Rate of interest	Increase by 50 basis points	(5,411)
Rate of interest	Decrease by 50 basis points	5,510
Salary trend	Increase by 50 basis points	159
Salary trend	Decrease by 50 basis points	(154)
Pension trend	Increase by 100 basis points	6,737
Pension trend	Decrease by 100 basis points	(5,729)
Life expectancy	Increase by one year	3,185

The impact on the net present value calculation as of 31 December 2022 is as follows:

	Thousands of Euros
		Impact on the
	Parameter change	pension obligation
Rate of interest	Increase by 50 basis points	(4,906)
Rate of interest	Decrease by 50 basis points	5,414
Salary trend	Increase by 50 basis points	171
Salary trend	Decrease by 50 basis points	(166)
Pension trend	Increase by 100 basis points	6,227
Pension trend	Decrease by 100 basis points	(5,310)
Life expectancy	Increase by one year	2,916

Schedule of breakdown of expense for defined contribution plans

	Thousands of Euros
	31/12/2023	31/12/2022
Defined contribution plans of the Company	38	134
Employer contributions to statutory pension scheme	12,062	12,024
	12,100	12,158
(3)